SUBSEQUENT EVENTS (Details) - USD ($)																	1 Months Ended										2 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Apr. 30, 2018	Feb. 16, 2018	Feb. 15, 2018	Feb. 14, 2018	Feb. 01, 2018	Jan. 05, 2018	Jan. 01, 2018	Dec. 22, 2017	Nov. 24, 2017	Nov. 08, 2017	Nov. 03, 2017	Jun. 16, 2017	Feb. 08, 2017	Dec. 29, 2016	Dec. 22, 2016	May 11, 2013	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Jul. 31, 2017	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	May 31, 2016	Feb. 28, 2016	Feb. 27, 2018	Mar. 31, 2018	Jul. 31, 2013	Dec. 31, 2017	Dec. 31, 2016
SUBSEQUENT EVENTS (Details) [Line Items]
Embedded Derivative, No Longer Bifurcated, Amount Reclassified to Stockholders' Equity (in Dollars)							$ 3,044,162																							$ 20,757	$ 103,096
Stock Issued During Period, Shares, New Issues												100,000																		4,131,536	3,798,417
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)																		$ 0.001					$ 0.001					$ 0.001		$ 0.001	$ 0.001
Class of Warrant or Rights, Granted																												700,000		4,479,974	2,049,504
Common Stock, Par or Stated Value Per Share (in Dollars per share)																		$ 0.001					0.001					$ 0.001		$ 0.001	$ 0.001
Proceeds from Issuance of Preferred Stock, Preference Stock, and Warrants (in Dollars)																														$ 6,041,214
Proceeds from Issuance or Sale of Equity (in Dollars)																														6,011,229	$ 5,226,368
Payments of Stock Issuance Costs (in Dollars)																														$ 186,075	$ 490,543
Common Stock, Share Subscribed but Unissued, Subscriptions Receivable (in Dollars)																		$ 29,985										$ 29,985
Conversion of Stock, Shares Issued																		10,010	9,919
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross								105,898	300,000	475,000			130,000	5,000	150,000													50,000		1,680,898	905,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)								$ 1.37	$ 1.50	$ 1.57			$ 1.55	$ 1.35	$ 1.36													$ 1.42		$ 1.50	$ 1.71
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period								10 years	10 years	10 years			10 years	10 years	10 years
Subsequent Event [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Embedded Derivative, No Longer Bifurcated, Amount Reclassified to Stockholders' Equity (in Dollars)																				$ 3,044,162
Stock Issued During Period, Shares, New Issues				9,919
Proceeds from Issuance of Preferred Stock, Preference Stock, and Warrants (in Dollars)																														$ 1,500,000
Proceeds from Issuance or Sale of Equity (in Dollars)																														270,000
Conversion of Stock, Shares Issued																											367,343
Stock Issued During Period, Shares, Issued for Services					200,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			50,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)			$ 1.42
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period			10 years
Consent Agreement, Series D Holders [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Class of Warrant or Rights, Granted		100,000		100,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)		$ 1.50		$ 1.50
Consent Agreement, Series D Holders [Member] | Subsequent Event [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Class of Warrant or Rights, Granted		100,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)		$ 1.50
Unit Purchase Agreements [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Common Stock, Share Subscribed but Unissued, Subscriptions Receivable (in Dollars)																														$ 29,985
Unit Purchase Agreements [Member] | Subsequent Event [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Stock Issued During Period, Shares, New Issues						200,000
Class of Warrant or Rights, Granted						100,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)						$ 1.50
Proceeds from Issuance or Sale of Equity (in Dollars)						$ 299,985
Payments of Stock Issuance Costs (in Dollars)						$ 15
April 2018 Private Placement [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Common Stock, Share Subscribed but Unissued, Subscriptions Receivable (in Dollars)																		$ 115,470										$ 115,470
April 2018 Private Placement [Member] | Subsequent Event [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Stock Issued During Period, Shares, New Issues	3,193,004
Class of Warrant or Rights, Granted	1,596,506
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	$ 1.75																$ 1.75
Proceeds from Issuance of Preferred Stock, Preference Stock, and Warrants (in Dollars)	$ 4,789,502
Payments of Stock Issuance Costs (in Dollars)	$ 1,000
Share-based Compensation Award, Tranche One [Member] | Subsequent Event [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services					100,000
Share-based Compensation Award, Tranche Two [Member] | Subsequent Event [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services					100,000
Series E Preferred Stock [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Stock Issued During Period, Shares, New Issues		1,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)		$ 0.001																$ 0.001										$ 0.001
Proceeds from Issuance of Preferred Stock, Preference Stock, and Warrants (in Dollars)		$ 1,492,969																										$ 1,500,000
Payments of Stock Issuance Costs (in Dollars)		$ 7,031
Series E Preferred Stock [Member] | Subsequent Event [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Stock Issued During Period, Shares, New Issues		1,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)		$ 0.001
Class of Warrant or Rights, Granted		500,000
Common Stock, Par or Stated Value Per Share (in Dollars per share)		$ 0.001
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)		$ 1.75
Proceeds from Issuance of Preferred Stock, Preference Stock, and Warrants (in Dollars)		$ 1,500,000
Series E Preferred Stock [Member] | April 2018 Private Placement [Member] | Subsequent Event [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Class of Warrant or Rights, Granted																	83,334
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	$ 1.50																$ 1.50
Series D Preferred Stock [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Stock Issued During Period, Shares, New Issues											1,334
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)											$ 0.001							$ 0.001					$ 0.001					$ 0.001		$ 0.001	$ 0.001
Proceeds from Issuance of Preferred Stock, Preference Stock, and Warrants (in Dollars)											$ 1,929,960																			$ 1,929,960
Payments of Stock Issuance Costs (in Dollars)											$ 70,040
Conversion of Stock, Shares Issued																		489,231	131,432	235,911
Conversion of Stock, Shares Converted																		367	100	180
Series D Preferred Stock [Member] | Subsequent Event [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Conversion of Stock, Shares Issued																	577,339
Conversion of Stock, Shares Converted																	454										280
Series C Preferred Stock [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Stock Issued During Period, Shares, New Issues																450													2,181
Proceeds from Issuance of Preferred Stock, Preference Stock, and Warrants (in Dollars)																$ 450,000
Conversion of Stock, Shares Issued																		10,010	9,919		19,844	60,846	18,188	54,759	197,713	54,859				80,690
Conversion of Stock, Shares Converted																		10	10		20	65	20	70	236	75				85
Series C Preferred Stock [Member] | Subsequent Event [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Conversion of Stock, Shares Issued																	351,021
Conversion of Stock, Shares Converted				10													370